Financial Instruments - Summary of Interest Risk Factor (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of interest risk factor [line items]
Loans and financing	$ 4,198.5	$ 3,759.9	$ 3,530.5	$ 2,507.8
Interbank deposit certificate CDI rate [member]
Disclosure of interest risk factor [line items]
Cash equivalents and financial investments	644.0
Net impact	$ 644.0
Rates considered	7.00%
Libor [member]
Disclosure of interest risk factor [line items]
Cash equivalents and financial investments	$ 59.1
Loans and financing	(391.3)
Net impact	$ 332.2
Rates considered	1.84%
TJLP [member]
Disclosure of interest risk factor [line items]
Loans and financing	$ (6.2)
Net impact	$ 6.2
Rates considered	7.00%
-50% [member] | Interbank deposit certificate CDI rate [member]
Disclosure of interest risk factor [line items]
Cash equivalents and financial investments	$ (23.5)
Net impact	$ (23.5)
Rates considered	3.35%
-50% [member] | Libor [member]
Disclosure of interest risk factor [line items]
Cash equivalents and financial investments	$ (0.5)
Loans and financing	(3.4)
Net impact	$ (3.9)
Rates considered	1.00%
-50% [member] | TJLP [member]
Disclosure of interest risk factor [line items]
Loans and financing	$ (0.2)
Net impact	$ (0.2)
Rates considered	3.50%
-25% [member] | Interbank deposit certificate CDI rate [member]
Disclosure of interest risk factor [line items]
Cash equivalents and financial investments	$ (12.7)
Net impact	$ (12.7)
Rates considered	5.03%
-25% [member] | Libor [member]
Disclosure of interest risk factor [line items]
Cash equivalents and financial investments	$ (0.2)
Loans and financing	(1.4)
Net impact	$ (1.6)
Rates considered	1.50%
-25% [member] | TJLP [member]
Disclosure of interest risk factor [line items]
Loans and financing	$ (0.1)
Net impact	$ (0.1)
Rates considered	5.25%
Probable scenario [member] | Interbank deposit certificate CDI rate [member]
Disclosure of interest risk factor [line items]
Cash equivalents and financial investments	$ (1.9)
Net impact	$ (1.9)
Rates considered	6.70%
Probable scenario [member] | Libor [member]
Disclosure of interest risk factor [line items]
Cash equivalents and financial investments	$ 0.1
Loans and financing	0.6
Net impact	$ 0.7
Rates considered	2.00%
Probable scenario [member] | TJLP [member]
Disclosure of interest risk factor [line items]
Rates considered	7.00%
+25% [member] | Interbank deposit certificate CDI rate [member]
Disclosure of interest risk factor [line items]
Cash equivalents and financial investments	$ 8.9
Net impact	$ 8.9
Rates considered	8.38%
+25% [member] | Libor [member]
Disclosure of interest risk factor [line items]
Cash equivalents and financial investments	$ 0.4
Loans and financing	2.6
Net impact	$ 3.0
Rates considered	2.50%
+25% [member] | TJLP [member]
Disclosure of interest risk factor [line items]
Loans and financing	$ 0.1
Net impact	$ 0.1
Rates considered	8.75%
+50% [member] | Interbank deposit certificate CDI rate [member]
Disclosure of interest risk factor [line items]
Cash equivalents and financial investments	$ 19.6
Net impact	$ 19.6
Rates considered	10.05%
+50% [member] | Libor [member]
Disclosure of interest risk factor [line items]
Cash equivalents and financial investments	$ 0.7
Loans and financing	4.5
Net impact	$ 5.2
Rates considered	3.00%
+50% [member] | TJLP [member]
Disclosure of interest risk factor [line items]
Loans and financing	$ 0.2
Net impact	$ 0.2
Rates considered	10.50%